CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,863,113)	$ (41,077,304)	$ (176,101,494)	$ (58,186,894)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	297	838	21,118	41,000
Investment loss for disposal of subsidiaries	0	0	164,098,554	0
Property and equipment written off	0	24,718	0	0
Provision for lease payment receivables	2,258,060	9,495,002	19,379,086	81,585,960
Provision for other assets	0	3,017,816	0	0
Deferred tax expense (benefit)	0	26,108,436	(4,255,391)	(20,055,500)
Changes in assets and liabilities:
Net investment in direct financing leases	(194,077)	5,887,016	(7,116,662)	(41,724,936)
Interest receivable		0	0	4,293,657
Other assets	186,571	(628,927)	180,508	473,025
Lease receivable in lease agency transaction	0	2,085,456	(92,689)	(1,930,374)
Interest payable	0	(8,874)	(12,629)	(130,205)
Income tax payable	0	(1,518,019)	256,030	1,127,838
Deposits from direct financing leases	115,404	(3,649,836)	42,663	(4,397,481)
Other liabilities	704,781	250,671	489,490	1,190,464
Net Cash Used in Operating Activities from Discontinued Operation		0	0	(229,263)
Net Cash Provided by (Used in) Operating Activities	207,923	(13,007)	(3,111,416)	(37,942,709)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities of investment securities		0	0	46,906,465
Deposits paid to banks for financial leasing services		0	0	(2,916,996)
Purchase of property, plant and equipment	(1,300)	0	(843)	0
Withdrawal of pledged bank deposits		0	0	4,397,481
Net Cash Used in Investing Activities from Discontinued Operation		0	0	(3,266,588)
Net Cash Used in Investing Activities	(70,894)	0	(843)	45,120,362
CASH FLOWS FROM FINANCING ACTIVITY
Repayment of loans	0	0	(699,469)	(17,200,372)
Net Cash Used in Financing Activities	0	0	(699,469)	(17,200,372)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	(6,116)	2,817	3,780,236	(6,536,360)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM (DISPOSAL GROUP)/DISCONTINUED OPERATION	0	(7,553,701)	(221,827)	5,907,827
NET INCREASE/(DECREASE) CASH FROM CONTINUING OPERATION	130,913	(10,190)	(31,492)	(13,063,228)
NET (DECREASE) AND INCREASE IN CASH FROM (DISPOSAL GROUP)/DISCONTINUED OPERATION	0	(7,553,701)	(221,827)	2,411,976
Cash and cash equivalents at beginning of year	28,630	38,820	70,312	13,133,540
Cash and cash equivalents at beginning of year-disposal groups	0	7,553,701	7,775,528	5,363,552
Cash and cash equivalents at end of year	159,543	28,630	38,820	70,312
Cash and cash equivalents at end of year-disposal groups	0	0	7,553,701	7,775,528
Continuing Operation
Cash paid for income taxes		0	0	26,942
Cash paid for interest expense	$ 0	11,181	11,966	443,186
Discontinued Operation
Cash paid for income taxes		0	0	256,613
Cash paid for interest expense		$ 0	$ 0	$ 0